Summary of Significant Accounting Policies - Foreign currency risk (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Cash and cash equivalents and time deposits	$ 131,832	$ 51,351
Exchange rate used for translations of balances	7.0999